Average Annual Total Returns			12 Months Ended	60 Months Ended	79 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]		S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)
Average Annual Return, Percent	[1]		17.87%	16.83%	16.72%
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Dow Jones Industrial Average Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			14.92%	11.58%	12.82%
Founders Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.06%	7.94%	7.90%
Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(1.07%)	5.95%	6.28%
Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributionsand Sale of Fund Shares
Average Annual Return, Percent			0.63%	5.29%	5.49%

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Dow Jones Industrial Average Index, the Fund’s previous broad-based securities market index.